Benefit plans (Details 4) $ in Millions	Dec. 31, 2023 ARS ($)
Benefit Plans
Obligation	$ 6,294
Variation	$ 450
Percent	8.00%
Obligation	$ 5,300
Variation	$ (544)
Percent	(9.00%)
Obligation	$ 5,280
Variation	$ (564)
Percent	(10.00%)
Obligation	$ 6,311
Variation	$ 467
Percent	8.00%